Other Liabilities	12 Months Ended
Dec. 31, 2011
Other Liabilities [Abstract]
Other Liabilities
12.	Other liabilities

Other liabilities consist of the following (dollars in thousands):

	As of December 31,
	2011	2010
	(Successor)	(Predecessor)
Provision for leave pay obligation	$12,248	$12,709
Provision for retirement benefits	2,083	13,631
Capital expenditure payable	481	1,570
Provision for payroll tax matters	1,309	363
Interest on corporate taxes and other related expenses	234	1,468
Provision for volume discounts	2,916	7,307
Advance from customers	2,104	1,474
Derivative liabilities	17,264	6,539
Value added tax	2,554	1,592
Others	8,069	6,755

Total	$49,262	$53,408
Less: Other current liabilities:
Provision for leave pay obligation	(12,248)	(12,709)
Provision for retirement benefits	(83)	(211)
Capital expenditure payable	(481)	(1,570)
Provision for volume discounts	(2,916)	(7,307)
Advance from customers	(2,104)	(1,474)
Derivative liabilities	(10,525)	—
Value added tax	(2,554)	(1,592)
Others	(8,098)	(6,138)

Total	$(39,009)	$(31,001)

Other liabilities	$10,253	$22,407